Schedule of Non-Employee Share-based Compensation Arrangements Fair Values (Details)	12 Months Ended
Mar. 31, 2016 USD ($)
Share Based Payments Schedule Of Non-employee Share-based Compensation Arrangements Fair Values 1	$ 1,581,444
Share Based Payments Schedule Of Non-employee Share-based Compensation Arrangements Fair Values 2	0
Share Based Payments Schedule Of Non-employee Share-based Compensation Arrangements Fair Values 3	0
Share Based Payments Schedule Of Non-employee Share-based Compensation Arrangements Fair Values 4	767,879
Share Based Payments Schedule Of Non-employee Share-based Compensation Arrangements Fair Values 5	690,885
Share Based Payments Schedule Of Non-employee Share-based Compensation Arrangements Fair Values 6	74,190
Share Based Payments Schedule Of Non-employee Share-based Compensation Arrangements Fair Values 7	(1,751,150)
Share Based Payments Schedule Of Non-employee Share-based Compensation Arrangements Fair Values 8	739,375
Share Based Payments Schedule Of Non-employee Share-based Compensation Arrangements Fair Values 9	521,179
Share Based Payments Schedule Of Non-employee Share-based Compensation Arrangements Fair Values 10	$ 1,581,444